CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (126,247)	$ (67,159)	$ (43,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,817	7,504	3,790
Stock-based compensation expense	7,183	1,010	644
Bad debt expense	309	133	281
Change in fair value of warrants	(12,127)	661	0
Amortization related to financing activities	1,389	2,507	18
Loss on extinguishment of debt	11,742	0	0
Impairment of goodwill	0	4,832	0
Other	(65)	364	48
Changes in operating assets and liabilities:
Accounts receivable	(7,038)	693	(2,597)
Inventories	(11,690)	(5,364)	(4,287)
Prepaid expenses and other current assets	(13,149)	(30)	(1,241)
Accounts payable	11,293	(1,949)	4,291
Accrued expenses	7,539	4,120	106
Other liabilities	294	0	(1,496)
Net cash used in operating activities	(117,750)	(52,678)	(44,353)
Investing activities
Purchases of marketable securities	(648,923)	(208,780)	(36,348)
Proceeds from maturities of marketable securities	2,499	9,070	10,700
Proceeds from sales of marketable securities	639,612	107,243	54,765
Payments for acquisitions of property and equipment	(31,490)	(9,855)	(6,841)
Payments made in connection with business acquisitions	(116,287)	0	(26,822)
Proceeds from divestitures	0	1,650	0
Net cash used in investing activities	(154,589)	(100,672)	(4,546)
Financing activities
Merger transaction costs	285,378	0	0
Payments for extinguishment of debt	(43,082)	0	0
Principal payments on debt	(4,400)	(8,941)	(831)
Proceeds from issuance of debt	103,634	24,534	15,293
Borrowing under revolving line of credit	20,954	25,587	28,518
Repayments under revolving line of credit	(20,907)	(27,082)	(27,023)
Proceeds from issuance of redeemable convertible preferred stock, net of costs	0	154,420	32,561
Retirement of redeemable convertible preferred stock	0	(7,766)	0
Repayments of financing lease obligations	(703)	(121)	(60)
Proceeds from the exercise of stock options and warrants	681	72	89
Net cash provided by financing activities	341,555	160,703	48,547
Effect of exchange rate changes on cash	4	(226)	(21)
Net increase (decrease) in cash and cash equivalents	69,220	7,127	(373)
Cash and cash equivalents, beginning of year	9,743	2,616	2,989
Cash and cash equivalents, end of year	78,963	9,743	2,616
Supplemental disclosure of cash flow information
Cash paid for taxes	53	0	5
Cash paid for interest	6,591	4,685	622
Supplemental disclosure of non-cash activities
Issuance of Notes Payable Warrants and Convertible Notes Payable Warrants	6,663	4,580	0
Conversion of Notes Payable Warrants upon Merger	4,576	0	0
Public Warrants and Private Placement Warrants acquired in Merger	50,850	0	0
Issuance of conversion option	8,783	0	0
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	3,578	669	952
Noncash or Part Noncash Acquisition, Inventory Acquired	1,854	0	0
Financing leases	$ 46,021	$ 33,523	$ 0